Investment Objectives and Goals - Innovator Equity Defined Protection ETF - 1 Yr November	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 1 Yr November
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the upside price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 6.84% (prior to taking into account management fees and other fees) while providing a buffer against 100% of SPDR® S&P 500® ETF Trust losses (prior to taking into account management fees and other fees), over the period from November 1, 2025 through October 31, 2026.